Other intangible assets (Tables)	12 Months Ended
Mar. 31, 2025
Intangible assets other than goodwill [abstract]
Schedule of intangible assets

	Regulatory licences £m	Software £m	Assets in the course of construction £m	Total £m
Cost at 1 April 2023	1,714	3,066	561	5,341
Exchange adjustments	—	(45)	(6)	(51)
Additions	—	17	464	481
Disposals	—	(23)	—	(23)
Reclassifications[1]	—	598	(436)	162
Reclassification to held for sale (note 10)	—	(520)	(191)	(711)
Cost at 1 April 2024	1,714	3,093	392	5,199
Exchange adjustments	—	(61)	(7)	(68)
Additions	—	16	462	478
Disposals	—	(7)	—	(7)
Reclassifications¹	—	376	(363)	13
Reclassification to held for sale (note 10)	—	(16)	—	(16)
Cost at 31 March 2025	1,714	3,401	484	5,599
Accumulated amortisation at 1 April 2023	—	(1,727)	(10)	(1,737)
Exchange adjustments	—	23	—	23
Amortisation charge for the year	—	(301)	—	(301)
Accumulated amortisation of disposals	—	23	—	23
Reclassifications¹	—	(161)	—	(161)
Reclassification to held for sale (note 10)	—	385	—	385
Accumulated amortisation at 1 April 2024	—	(1,758)	(10)	(1,768)
Exchange adjustments	—	36	—	36
Amortisation charge for the year	—	(323)	—	(323)
Accumulated amortisation of disposals	—	7	—	7
Reclassifications¹	—	2	—	2
Reclassification to held for sale (note 10)	—	11	—	11
Accumulated amortisation at 31 March 2025	—	(2,025)	(10)	(2,035)
Net book value at 31 March 2025²	1,714	1,376	474	3,564
Net book value at 31 March 2024	1,714	1,335	382	3,431
1.Reclassifications includes amounts transferred to property, plant and equipment (see note 13).
2.The Group has capitalised £271 million (2024: £320 million) in relation to the Gas Business Enablement system in the US, of which £271 million (2024: £320 million) is in service and is being amortised over 10 years, with the remainder included within assets in the course of construction. A further £82 million (2024: £81 million) relates to our UK general ledger system within software and is being amortised over 10 years.

Years
Software	3 to 10
Regulatory licences	Indefinite